Organization and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Organization and Significant Accounting Policies [Abstract]
Nature of Operations

Nature of Operations

Provectus Pharmaceuticals, Inc. (together with its subsidiaries, the “Company”) is a development-stage biopharmaceutical company that is focusing on developing minimally invasive products for the treatment of psoriasis and other topical diseases, and certain forms of cancer including melanoma, breast cancer, and cancers of the liver. The Company intends to license and sell a majority stake of its non-core assets via a spin-out transaction. The Company also intends to license and sell a majority stake of the underlying assets of its over-the-counter pharmaceuticals via a spin-out transaction. To date the Company has no material revenues.

Principles of Consolidation	Principles of Consolidation Intercompany balances and transactions have been eliminated in consolidation.
Estimates

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.
Cash Concentrations

Cash Concentrations

Cash and cash equivalents are maintained at financial institutions and, at times, balances may exceed federally insured limits. We have never experienced any losses related to these balances. All of our non-interest bearing cash balances were fully insured at December 31, 2012 due to a temporary federal program in effect from December 31, 2010 through December 31, 2012. Under the program, there is no limit to the amount of insurance for eligible accounts. Beginning 2013, insurance coverage will revert to $250,000 per depositor at each financial institution, and our non-interest bearing cash balances may again exceed federally insured limits.

Deferred Loan Costs and Debt Discounts

Deferred Loan Costs and Debt Discounts

Costs related to the issuance of the convertible debt are recorded as deferred loan costs and amortized over the term of the loan using the effective interest method. Additionally, the Company recorded debt discounts related to warrants and beneficial conversion features issued in connection with the debt. Debt discounts are amortized over the term of the loan using the effective interest method. All deferred loan costs and debt discounts were fully amortized as of December 31, 2007.

Equipment and Furnishings

Equipment and Furnishings

Equipment and furnishings acquired through the merger with Valley Pharmaceuticals, Inc. (Note 2) have been stated at carry-over basis because the majority shareholders of Provectus also owned all of the shares of Valley. Other equipment and furnishings are stated at cost. Depreciation of equipment is provided for using the straight-line method over the estimated useful lives of the assets. Computers and laboratory equipment are being depreciated over five years; furniture and fixtures are being depreciated over seven years.

Long-Lived Assets

Long-Lived Assets

The Company reviews the carrying values of its long-lived assets for possible impairment whenever an event or change in circumstances indicates that the carrying amount of the assets may not be recoverable. Any long-lived assets held for disposal are reported at the lower of their carrying amounts or fair value less cost to sell. Management has determined there to be no impairment.

Patent Costs

Patent Costs

Internal patent costs are expensed in the period incurred. Patents purchased are capitalized and amortized over the remaining life of the patent.

Patents at December 31, 2012 were acquired as a result of the merger with Valley Pharmaceuticals, Inc. (“Valley”) (Note 2). The majority shareholders of Provectus also owned all of the shares of Valley and therefore the assets acquired from Valley were recorded at their carry-over basis. The patents are being amortized over the remaining lives of the patents, which range from 4-9 years. Annual amortization of the patents is expected to approximate $671,000 for each of the next four years and $659,000 in 2017.

Revenue Recognition	Revenue Recognition Prior to 2007, the Company recognized revenue when product was shipped. The Company has not had any such revenue since then.
Research and Development

Research and Development

Research and development costs are charged to expense when incurred. An allocation of payroll expenses to research and development is made based on a percentage estimate of time spent. The research and development costs include the following: payroll, consulting and contract labor, lab supplies and pharmaceutical preparations, legal, insurance, rent and utilities, and depreciation.

Income Taxes

Income Taxes

The Company accounts for income taxes under the liability method in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740 “Income Taxes”. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is established if it is more likely than not that all, or some portion, of deferred income tax assets will not be realized. The Company has recorded a full valuation allowance to reduce its net deferred income tax assets to zero. In the event the Company were to determine that it would be able to realize some or all its deferred income tax assets in the future, an adjustment to the deferred income tax asset would increase income in the period such determination was made.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained upon an examination. Any recognized income tax positions would be measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement would be reflected in the period in which the change in judgment occurs. The Company would recognize any corresponding interest and penalties associated with its income tax positions in income tax expense. There were no income taxes, interest or penalties incurred in 2012, 2011 or 2010. Tax years going back to 2009 remain open for examination by the IRS.

Basic and Diluted Loss Per Common Share

Basic and Diluted Loss Per Common Share

Basic and diluted loss per common share is computed based on the weighted average number of common shares outstanding. Loss per share excludes the impact of outstanding options and warrants and convertible preferred stock as they are antidilutive. Potential common shares excluded from the calculation for the years ended December 31, 2012, 2011 and 2010, respectively, are 30,038,017, 25,119,247 and 15,422,719 from warrants, 15,140,956, 14,890,956 and 11,907,622 from options, and 2,478,185, 3,531,665 and 5,389,998 from convertible preferred shares. Included in the weighted average number of common shares outstanding are 2,048,671 common shares committed to be issued but not outstanding at December 31, 2010.

Derivative Instruments

Derivative Instruments

The warrants issued in conjunction with convertible preferred stock in March and April 2010 private placements include a reset provision if the Company issues additional warrants, in certain circumstances as defined in the agreement, below the exercise price of $1.00. Effective January 1, 2009, the reset provision of these warrants preclude equity accounting treatment under ASC 815. Accordingly the Company is required to record the warrants as liabilities at their fair value upon issuance and remeasure the fair value at each period end with the change in fair value recorded in the statement of operations. When the warrants are exercised or cancelled, they are reclassified to equity. The Company uses the Monte-Carlo Simulation model to estimate the fair value of the warrants. Significant assumptions used at December 31, 2012 include a weighted average term of 2.2 years, a 5% probability that the warrant exercise price would be reset, a volatility range between 58.9% and 63.4% and a risk free interest rate range between 0.25% and 0.36%. Significant assumptions used at December 31, 2011 include a weighted average term of 3.2 years, a 5% probability that the warrant exercise price would be reset, volatility of 66.69% and a risk free interest rate of 0.595%.

Additionally, the Series A and Series C Warrants issued in conjunction with the January 2011 registered direct public offering include a reset provision if the Company issues additional warrants, in certain circumstances as defined in the agreement, below the exercise price of $1.12. At December 31, 2012, the warrant exercise price was reset to $0.675. Significant assumptions used at December 31, 2012 include a weighted average term of 3.0 years, a 5% probability that the warrant exercise price would be further reset, a volatility range between 58.9% and 63.4% and a risk free interest rate range between 0.25% and 0.36%. Significant assumptions used at December 31, 2011 include a weighted average term of 4.0 years, a 5% probability that the warrant exercise price would be reset, volatility of 66.69% and a risk free interest rate of 0.83%.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, and accounts payable approximate their fair value because of the short-term nature of these items. Cash equivalents are measured on a recurring basis within the fair value hierarchy using Level 1 inputs.

The fair value of derivative instruments is determined by management with the assistance of an independent third party valuation specialist. Certain derivatives with limited market activity are valued using externally developed models that consider unobservable market parameters.

Stock-Based Compensation

Stock-Based Compensation

The compensation cost relating to share-based payment transactions is measured based on the fair value of the equity or liability instruments at date of issuance and is expensed on a straight-line basis. The Company utilizes the Black-Scholes option-pricing model for purposes of estimating the fair value of each stock option on the date of grant. The Black-Scholes option-pricing model was developed for use in estimating the fair value of traded options which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected volatility factor of the market price of the Company’s common stock (as determined by reviewing its historical public market closing prices). Because the Company’s employee stock options have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of its employee stock options.

Warrants to non-employees are generally vested and nonforfeitable upon the date of the grant. Accordingly fair value is determined on the grant date.

Subsequent Events	Subsequent Events Management assesses subsequent events through the issue date of the financial statements.
Recent Accounting Pronouncements	Recent Accounting Pronouncements None.